Foreign currency risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Financial Risk Management [Abstract]
Schedule of Exchange Rates
The following table sets forth the foreign exchange rate against the Swiss Franc at the closing dates:

Currency	12/31/2025	12/31/2024

CNY 100	11.35	12.44
EUR 1	0.93	0.94
GBP 1	1.07	1.14
JPY 100	0.51	0.58
USD 1	0.79	0.91

The following table sets forth the average annual foreign exchange rate against the Swiss Franc:

Currency	12/31/2025	12/31/2024	12/31/2023

CNY 100	11.78	12.33	13.03
EUR 1	0.95	0.95	0.99
GBP 1	1.11	1.14	1.13
JPY 100	0.57	0.58	0.66
USD 1	0.85	0.88	0.92

Schedule of Financial Assets And Liabilities Held In Foreign Currency
Financial assets and liabilities held in foreign currencies as of December 31, 2025 and 2024, are shown below. These include monetary assets and liabilities denominated in a currency other than the functional currency of the entity carrying them.

(CHF in millions)	12/31/2025
	USD	GBP	JPY	CNY	EUR

Cash and cash equivalents	761.7	6.3	0.1	—	12.4
Trade payables and other financial liabilities(1)	(249.8)	(8.5)	(0.1)	(2.9)	(30.8)
Trade receivables and other financial assets(1)	466.2	114.3	59.0	114.7	45.4
Total assets and liabilities	978.1	112.1	58.9	111.8	26.9

(CHF in millions)	12/31/2024
	USD	GBP	JPY	CNY	EUR

Cash and cash equivalents	629.3	7.7	1.6	—	24.1
Trade payables and other financial liabilities(1)	(145.3)	(0.8)	—	(1.4)	(21.4)
Trade receivables and other financial assets(1)	229.6	81.4	50.0	65.1	34.5
Total assets and liabilities	713.6	88.2	51.5	63.8	37.2
(1) The majority of these balances are comprised of intercompany positions.

Schedule of Effect of Changes In Foreign Exchange Rates	A 10% increase or decrease in the USD, GBP, JPY, CNY, and EUR foreign currency exchange rates against the Swiss Franc would have impacted On's consolidated statements of income for the period as presented below. These reflect the effect of exchange rate changes on monetary assets and liabilities denominated in a currency other than the functional currency of the entity carrying them.

(CHF in millions)	12/31/2025	12/31/2024

Change in USD/CHF +10%	78.6	57.4
Change in USD/CHF -10%	(78.6)	(57.4)
Change in GBP/CHF +10%	9.0	7.1
Change in GBP/CHF -10%	(9.0)	(7.1)
Change in JPY/CHF +10%	4.7	4.1
Change in JPY/CHF -10%	(4.7)	(4.1)
Change in CNY/CHF +10%	9.0	5.1
Change in CNY/CHF -10%	(9.0)	(5.1)
Change in EUR/CHF +10%	2.2	3.0
Change in EUR/CHF -10%	(2.2)	(3.0)